UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS                                          FMC Select Fund

January 31, 2009                                                     (Unaudited)

                                                                          Value
                                                                Shares    (000)
                                                               -------   -------
COMMON STOCK (97.6%)
BANKS (1.0%)
   TF Financial ............................................    32,000   $   574
   U.S. Bancorp ............................................    65,000       965
                                                                         -------
                                                                           1,539
                                                                         -------
ENERGY (4.6%)
   ENSCO International .....................................   164,200     4,493
   Nabors Industries Ltd.* .................................   243,600     2,667
                                                                         -------
                                                                           7,160
                                                                         -------
FINANCIAL SERVICES (10.0%)
   Franklin Resources ......................................    98,700     4,779
   Leucadia National .......................................   262,410     4,178
   NYSE Euronext ...........................................   172,500     3,795
   Western Union ...........................................   189,850     2,593
                                                                         -------
                                                                          15,345
                                                                         -------
FOOD (3.4%)
   Nestle ADR ..............................................   150,000     5,168
                                                                         -------
HEALTH CARE (15.2%)
   Abbott Laboratories .....................................    53,700     2,977
   Amgen* ..................................................   121,480     6,663
   Baxter International ....................................   125,275     7,347
   Novartis ................................................   129,300     5,335
   Teva Pharmaceutical Industries Ltd. ADR .................    28,000     1,161
                                                                         -------
                                                                          23,483
                                                                         -------
HEALTH CARE SERVICES (2.7%)
   IMS Health ..............................................    39,426       572
   UnitedHealth Group ......................................   126,004     3,570
                                                                         -------
                                                                           4,142
                                                                         -------
MEDIA (7.4%)
   Harte-Hanks .............................................   431,950     2,721
   Omnicom Group ...........................................   189,020     4,894
   Viacom, Cl B* ...........................................   260,900     3,848
                                                                         -------
                                                                          11,463
                                                                         -------

SCHEDULE OF INVESTMENTS                                          FMC Select Fund

January 31, 2009                                                     (Unaudited)

                                                                         Value
                                                               Shares     (000)
                                                              -------   --------
MISCELLANEOUS (11.5%)
   3M ......................................................  108,800   $  5,852
   Berkshire Hathaway, Cl A* ...............................       41      3,670
   Berkshire Hathaway, Cl B* ...............................    1,631      4,875
   General Electric ........................................  275,900      3,347
                                                                        --------
                                                                          17,744
                                                                        --------
MISCELLANEOUS CONSUMER (12.7%)
   Dorel Industries, Cl B ..................................  199,800      3,670
   Kimberly-Clark ..........................................   76,200      3,922
   Reckitt Benckiser Group (1) .............................  310,800     11,986
                                                                        --------
                                                                          19,578
                                                                        --------
PHARMACEUTICALS (4.4%)
   Wyeth ...................................................  159,000      6,832
                                                                        --------
RETAIL (13.4%)
   Autozone* ...............................................   65,300      8,678
   CVS/Caremark ............................................  305,000      8,198
   Lowe's ..................................................  209,000      3,819
                                                                        --------
                                                                          20,695
                                                                        --------
SERVICES (8.3%)
   Expedia* ................................................   13,200        118
   McGraw-Hill .............................................  202,100      4,444
   Monster Worldwide* ......................................   60,000        553
   Moody's .................................................  234,600      5,025
   Robert Half International ...............................  157,900      2,676
                                                                        --------
                                                                          12,816
                                                                        --------
TECHNOLOGY (2.6%)
   Amdocs Ltd.* ............................................  237,500      4,019
                                                                        --------
UTILITIES (0.4%)
   Florida Public Utilities ................................   60,499        620
                                                                        --------
   TOTAL COMMON STOCK
         (Cost $170,810) ...................................             150,604
                                                                        --------

SCHEDULE OF INVESTMENTS                                          FMC Select Fund

January 31, 2009                                                     (Unaudited)

                                                                        Face
                                                                       Amount       Value
                                                                    (000)/Shares    (000)
                                                                    ------------   --------
RESIDENTIAL MORTGAGE OBLIGATIONS (1.0%)
   Chase Mortgage Finance Corporation, Ser S1, Cl 1A18
      5.500%, 05/25/35 ..........................................     $ 1,124      $    633
   Countrywide Home Loan Mortgage Pass Through Trust, Ser J9,
      Cl 2A6 5.500%, 01/25/35 ...................................         467           383
   Credit Suisse First Boston Mortgage Securities,
      Ser CK1, Cl A3 6.380%, 12/18/35 ...........................         441           438
   GSR Mortgage Loan Trust, Ser 6F, Cl A1
      3.000%, 09/25/32 ..........................................          51            44
                                                                                   --------
   TOTAL RESIDENTIAL MORTGAGE OBLIGATIONS
         (Cost $2,144) ..........................................                     1,498
                                                                                   --------
COMMERCIAL MORTGAGE OBLIGATION (0.5%)
   Credit Suisse First Boston Mortgage Securities Corporation,
      Ser 1, Cl 3A1 5.250%, 02/25/35 ............................       1,000           801
                                                                                   --------
   TOTAL COMMERCIAL MORTGAGE OBLIGATION
         (Cost $1,001) ..........................................                       801
                                                                                   --------
CORPORATE OBLIGATIONS (0.5%)
   Blyth
      5.500%, 11/01/13 ..........................................         950           712
   General Motors, Ser 91-A2
      8.950%, 07/02/09 ..........................................          49            27
                                                                                   --------
   TOTAL CORPORATE OBLIGATIONS
         (Cost $995) ............................................                       739
                                                                                   --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION (0.1%)
   Government National Mortgage Association, Ser 58, Cl VA
      5.500%, 10/16/13 ..........................................          86            90
                                                                                   --------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION
         (Cost $88) .............................................                        90
                                                                                   --------
CASH EQUIVALENT (0.1%)
   Dreyfus Treasury Prime Cash Management Fund, 0.060% (2) ......     190,068           190
                                                                                   --------
   TOTAL CASH EQUIVALENT
         (Cost $190) ............................................                       190
                                                                                   --------
   TOTAL INVESTMENTS - (99.8%)
         (Cost $175,228) + ......................................                  $153,922
                                                                                   ========

SCHEDULE OF INVESTMENTS                                          FMC Select Fund

January 31, 2009                                                     (Unaudited)

Percentages are based on Net Assets of $154,229,987.

*    Non-income producing security.

(1) Security is traded on a foreign stock exchange. The total value of all such securities at January 31, 2009 was $11,986,073 and represented 7.8% of Net Assets.
(2)  The rate shown is the 7-day effective yield as of January 31, 2009.

ADR  - American Depositary Receipt
Cl   - Class
Ltd. - Limited
Ser  - Series

+ At January 31, 2009, the tax basis cost of the Fund's investments was $175,227,708, and the unrealized appreciation and depreciation were $31,759,299 and $(53,064,566), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

- Level 1  --  Unadjusted   quoted  prices  in  active  markets  for  identical,
unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

- Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

- Level 3 -- Prices,  inputs  or  exotic  modeling   techniques  which  are both
significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at January 31, 2009:

   LEVEL 1        LEVEL 2      LEVEL 3         TOTAL
------------    ----------    ---------    ------------
$150,793,778    $3,128,663      $--        $153,922,441

FMC-QH-002-1100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009

By (Signature and Title)                     /s/ Michael Lawson
                                             -----------------------------
                                             Michael Lawson
                                             Treasurer, Controller & CFO

Date: March 27, 2009